Inventories	12 Months Ended
Mar. 31, 2015
Inventories

(4) Inventories

Inventories at March 31, 2014 and 2015 were composed of the following:

	Yen (Millions)
	2014	2015
Finished goods	¥6,509	12,287
Work in process	11,467	12,999
Raw materials and supplies	12,224	11,924

	¥30,200	37,210